Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.07538%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$381,161.97

Principal:
Principal Collections	$9,384,214.38
Prepayments in Full	$2,758,832.83
Liquidation Proceeds	$44,309.95
Recoveries	$74,636.01
Sub Total	$12,261,993.17
Collections	$12,643,155.14

Purchase Amounts:
Purchase Amounts Related to Principal	$225,094.81
Purchase Amounts Related to Interest	$603.27
Sub Total	$225,698.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,868,853.22

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,868,853.22
Servicing Fee	$144,382.52	$144,382.52	$0.00	$0.00	$12,724,470.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,724,470.70
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,724,470.70
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,724,470.70
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,724,470.70
Interest - Class A-4 Notes	$90,118.38	$90,118.38	$0.00	$0.00	$12,634,352.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,634,352.32
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$12,573,441.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,573,441.07
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$12,526,468.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,526,468.07
Regular Principal Payment	$11,621,817.44	$11,621,817.44	$0.00	$0.00	$904,650.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$904,650.63
Residual Released to Depositor	$0.00	$904,650.63	$0.00	$0.00	$0.00
Total		$12,868,853.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,621,817.44
Total					$11,621,817.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,621,817.44	$96.46	$90,118.38	$0.75	$11,711,935.82	$97.21
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$11,621,817.44	$8.83	$198,002.63	$0.15	$11,819,820.07	$8.98

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$71,146,086.12	0.5905220	$59,524,268.68	0.4940593
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$136,996,086.12	0.1040348	$125,374,268.68	0.0952092

Pool Information
Weighted Average APR	2.765%	2.767%
Weighted Average Remaining Term	21.00	20.25
Number of Receivables Outstanding	20,223	19,530
Pool Balance	$173,259,020.74	$160,719,623.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,332,569.05	$151,710,751.61
Pool Factor	0.1219878	0.1131591

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$9,008,871.78
Targeted Overcollateralization Amount	$35,345,354.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,345,354.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$126,945.38
(Recoveries)		140	$74,636.01
Net Loss for Current Collection Period			$52,309.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3623%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3219%
Second Prior Collection Period			(0.3320)%
Prior Collection Period			0.9209%
Current Collection Period			0.3759%
Four Month Average (Current and Prior Three Collection Periods)			0.3217%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,960	$15,858,771.93
(Cumulative Recoveries)			$2,968,321.15
Cumulative Net Loss for All Collection Periods			$12,890,450.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.9076%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,004.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,255.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.36%	334	$3,800,903.75
61-90 Days Delinquent	0.40%	43	$642,072.27
91-120 Days Delinquent	0.01%	2	$20,450.66
Over 120 Days Delinquent	0.38%	45	$603,613.46
Total Delinquent Receivables	3.15%	424	$5,067,040.14

Repossession Inventory:
Repossessed in the Current Collection Period		10	$113,891.47
Total Repossessed Inventory		17	$186,610.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3952%
Prior Collection Period			0.4253%
Current Collection Period			0.4608%
Three Month Average			0.4271%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7878%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer